Common Shares - Common Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Issued and fully paid [Member]
Number of shares [line items]
Common shares, beginning balance	1,379,273,131	1,379,273,131
Shares issued under share-based compensation plans	0	0
Capital increase	687,500,000	0
Shares purchased for treasury	0	0
Shares sold or distributed from treasury	0	0
Common shares, ending balance	2,066,773,131	1,379,273,131
Treasury shares [Member]
Number of shares [line items]
Common shares, beginning balance	(203,442)	(374,864)
Shares issued under share-based compensation plans	0	0
Capital increase	0	0
Shares purchased for treasury	(490,690,358)	(355,069,462)
Shares sold or distributed from treasury	490,522,710	355,240,884
Common shares, ending balance	(371,090)	(203,442)
Outstanding [Member]
Number of shares [line items]
Common shares, beginning balance	1,379,069,689	1,378,898,267
Shares issued under share-based compensation plans	0	0
Capital increase	687,500,000	0
Shares purchased for treasury	(490,690,358)	(355,069,462)
Shares sold or distributed from treasury	490,522,710	355,240,884
Common shares, ending balance	2,066,402,041	1,379,069,689